Financial Instruments and Risk Management - Significant unobservable inputs (Details) - 2023 SPA Investor Warrants	Dec. 31, 2023 Y
Exercise price
Financial Instruments and Risk Management
Unobservable input, liabilities	0.71
Remaining contractual term (in years)
Financial Instruments and Risk Management
Unobservable input, liabilities	1.49
Expected share price volatility
Financial Instruments and Risk Management
Unobservable input, liabilities	0.85
Risk-free interest rate
Financial Instruments and Risk Management
Unobservable input, liabilities	0.0460